Deferred tax liability - Narrative (Details) - GBP (£) £ in Thousands	Jan. 31, 2018	Jan. 31, 2017
Deferred tax assets and liabilities [abstract]
Unrecognized deferred tax asset in relation to trading losses carried forward	£ 11,944	£ 10,882
Unrecognized deferred tax asset in relation to provisions	26	14
Unrecognized deferred tax asset in respect of accelerated capital allowances	588	230
Deferred tax liability in respect of accelerated capital allowances	£ 71	£ 3